Derivative Instruments (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ 1,066.0	$ (3,830.0)
Interest Rate Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(454.0)	4,638.0
Interest Rate Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	172.0	(466.0)
Interest Rate Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	440.0	1,274.0
Interest Rate Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	612.0	808.0
Foreign Exchange Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	1,357.0	(1,421.0)
Foreign Exchange Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(1,812.0)	1,445.0
Foreign Exchange Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	0	0
Foreign Exchange Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(455.0)	24.0
Foreign Exchange Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(455.0)	24.0
Commodity Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(1,354.0)	(430.0)
Commodity Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	1,882.0	399.0
Commodity Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	0	0
Commodity Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	528.0	(31.0)
Commodity Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	528.0	(31.0)
Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	1,069.0	(5,681.0)
Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(384.0)	6,482.0
Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	172.0	(466.0)
Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	513.0	1,267.0
Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ 685.0	$ 801.0